Fair Value Measurements - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Carrying Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	$ 3,057	$ 8,726	$ 70,588
Restricted cash	821	819	5,517
Customer ExAlt Trusts loan payable, net	49,529	52,129	65,674
Debt due to related parties	100,072	99,314	105,917
Accounts payable and accrued expenses	93,413	65,724	37,332
Estimated Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	3,057	8,726	70,588
Restricted cash	821	819	5,517
Customer ExAlt Trusts loan payable, net	54,986	56,635	64,811
Debt due to related parties	96,558	96,465	119,036
Accounts payable and accrued expenses	$ 93,413	$ 65,724	$ 37,332